Lease Obligations - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Lease Obligations [Line Items]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	$ 1,327,000
Capital Lease Obligations One [Member]
Lease Obligations [Line Items]
Operating Leases, Rent Expense	530,000	$ 421,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	$ 1,018,000	1,154,000
Lease Term	6 years
Capital Leased Assets, Gross	$ 2,600,000
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	1,127,913	$ 866,313
Capital Lease Obligations Two [Member]
Lease Obligations [Line Items]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	$ 309,000
Lease Term	4 years
Capital Leased Assets, Gross	$ 300,000
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	$ 1,000